Distribution of the Bank's profit and Earnings per share - EPS Basic (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share
Profit attributable to the Parent	$ 20,381	$ 19,353	$ 18,678
Weighted average number of shares outstanding	6,775,455,458	6,776,220,369	6,777,381,551
Basic earnings per share (in pesos per share)	$ 3.01	$ 2.86	$ 2.76